Risk Management - Net Fair Value of Risk Management Positions (Detail) MMBbls in Millions, $ in Millions	Dec. 31, 2021 CAD ($) MMBbls $ / bbl	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (68)	$ (53)	$ 3
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	61.8
Weighted Average Price | $ / bbl	72.19
Fair Value Asset (Liability)	$ (188)
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	(25.3)
Weighted Average Price | $ / bbl	71.55
Fair Value Asset (Liability)	$ 94
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 24